Non-Controlling Interest in Consolidated Subsidiaries - Summary of Non-Controlling Interest's Accumulated Other Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	[1]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Remeasurements of the net defined benefits liability	$ 551	$ 28	$ (7)	$ (167)
Valuation of the effective portion of derivative financial instruments	(592)	$ (30)	(439)	$ 1,732
Accumulated other comprehensive income	9,053		18,267		$ 461
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Exchange differences on translation foreign operation	3,134		7,150
Remeasurements of the net defined benefits liability	(119)		(274)
Valuation of the effective portion of derivative financial instruments	(163)		56
Accumulated other comprehensive income	$ 2,852		$ 6,932

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3